RELATED PARTIES - Compensation of Group Executive Committee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Share-based payments	$ 19,000,000	$ 11,000,000	$ 9,000,000
Total remuneration expense	28,000,000	22,000,000	$ 30,000,000
Kaan Terzioglu
Disclosure of transactions between related parties [line items]
Base salary	1,376,535	1,430,580
Annual incentive	2,150,836	1,171,039
Other	320,801	222,048
Share-based payments	6,203,914	5,022,173
Total remuneration expense	10,052,086	7,845,840
Joop Brakenhoff
Disclosure of transactions between related parties [line items]
Base salary	817,739	739,619
Annual incentive	512,723	425,894
Other	137,627	228,442
Share-based payments	1,767,039	1,386,365
Total remuneration expense	3,235,128	2,780,320
Omiyinka Doris
Disclosure of transactions between related parties [line items]
Base salary	700,919	655,998
Annual incentive	219,738	398,268
Other	120,714	114,495
Share-based payments	1,667,980	716,884
Total remuneration expense	$ 2,709,351	1,885,645
Serkan Okandan
Disclosure of transactions between related parties [line items]
Base salary		467,128
Annual incentive		529,839
Other		439,509
Share-based payments		1,557,481
Total remuneration expense		$ 2,993,957